LOANS PAYABLE	3 Months Ended
Mar. 31, 2026
Loans Payable
LOANS PAYABLE

10.	LOANS PAYABLE

	2026-03-31	2025-12-31
	$	$
Loan from non-related company (a)	62,648	69,429
Loan from non-related company (b)	8,130,123	7,150,626
Loan from non-related company (c)	—	63,467
Loan from non-related company (d)	7,761	13,579
Loans Payable	8,200,530	7,297,100

Current	70,408	7,297,100
Non-current	8,130,123	—
Loans Payable	8,200,530	7,297,100

a)	The amount due to a non-related party was replaced with an unsecured loan of USD 394,781 (CAD 536,073), including interest of USD 75,930 (CAD 103,105), dated December 5, 2023. The loan bears interest at a fixed rate of 11% per annum and was payable over 24 months in blended principal and interest payments.

On December 22, 2025, the Company partially settled a portion of the remaining balance of the loan of USD 147,000 (CAD 202,056) including USD 32,797 (CAD 45,089) of interest (principal portion USD $114,203 (CAD 157,007), by issuing 69,929 common shares of the Company. The carrying value of the debt extinguished at the date of settlement was USD $147,000 (CAD 202,096).

During the period ended March 31, 2026, the Company repaid USD 9,710 (CAD 13,535) for a remaining balance of USD 44,945 (CAD 62,648) bearing interest at a fixed rate of 11% per annum and payable over 24 months in blended principal and interest payments.

b)	The loan is pursuant to a two-year term loan facility of USD 5,000,000 (CAD 6,834,000 dated April 26, 2024 with FEI Ongrid to NuRAN Wireless (Africa) Holding. The loan is secured on the business and assets of NuRAN Wireless Cameroon Ltd and NuRAN Wireless DRC SA under a general security agreement and bears interest at the Secured Overnight Financing Rate (SOFR) plus 8.5% per annum. Interest accrues but is not payable until maturity. The terms of the loan were amended extending the maturity date to April 26, 2027 with interest partially paid in cash in accordance with an agreed schedule to maturity.

On March 10, 2025, the Company received drawdown of USD 1,050,000 (CAD 1,515,255).

On October 6, 2025, the Company received drawdown of USD 1,000,000 (CAD 1,395,500).

On March 13, 2026, the Company received drawdown of USD 450,000 (CAD 627,255).

During the three-month period ended March 31, 2026, the Company capitalized USD 165,494 (CAD 230,682) in interest.

c)	The loan, secured by guarantee of the parent company, is pursuant to a bank facility of CFA 150,000,000 (approx. $366K) with Société Générale Cameron to NuRAN Cameroon Ltd, dated June 20, 2024. The disbursement was made on February 25, 2025. The loan bears interest at a fixed rate of 7% and is payable monthly in blended principal and interest payments in the amount of CFA 12,283,126 (approx. $31K) over 12 months from the disbursement date.

During the year ended December 31, 2025, the Company repaid CFA 124,126,824 for a remaining balance of CFA 25,873,176.

During, the three-month period ended March 31, 2026, the Company fully repaid the loan.

d)	The unsecured loan is an installment payment agreement of $23,279 including interest at a fixed rate of 14.8% dated July 28, 2025 and is payable monthly in blended principal and interest payments in the amount of $1,924 over 12 months.

During the year ended December 31, 2025, the Company repaid $9,699 for a remaining balance of $13,579.

During the three-month period ended March 31, 2026, the Company repaid $5,820 for remaining balance of $7,760.